Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Feb. 03, 2016
Document Effective Date	Feb. 03, 2016
Prospectus Date	Jan. 31, 2016
Class A Prospectus | SIMT LARGE CAP VALUE FUND | SIMT LARGE CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	TRMVX
Class A Prospectus | SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SELCX
Class A Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | SIMT TAX-MANAGED LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	TMLCX
Class A Prospectus | SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	SESVX
Class A Prospectus | SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SSCGX
Class A Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	STMSX
Class A Prospectus | SIMT MID CAP FUND | SIMT MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	SEMCX
Class A Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | SIMT GLOBAL MANAGED VOLATILITY FUND - CLASS A
Prospectus:
Trading Symbol	SVTAX
Class A Prospectus | SIMT ENHANCED INCOME FUND | SIMT ENHANCED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	SEEAX
Class A Prospectus | SIMT Dynamic Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	SDYAX
Class A Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class A
Prospectus:
Trading Symbol	SIFAX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus:
Trading Symbol	SMYFX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus:
Trading Symbol	SDYYX
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus:
Trading Symbol	SLFYX
Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus:
Trading Symbol	SMOYX